UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01728

Nicholas Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 03/31/2008 Date of Reporting Period: 06/30/2007 Item 1. Schedule of Investments.

	Nicholas Fund, Inc.
	Schedule of Investments (unaudited)
	June 30, 2007

		VALUE
		--------------
COMMON STOCKS - 93.17%
	Consumer Discretionary - Consumer Durables
	& Apparel - 6.56%
700,000	Fortune Brands, Inc.	$ 57,659,000
1,259,900	Helen of Troy Limited *	34,017,300
450,000	Mohawk Industries, Inc. *	45,355,500
100,000	Whirlpool Corporation	11,120,000
		--------------
		148,151,800
		--------------
	Consumer Discretionary - Hotels, Restaurants
	& Leisure - 3.89%
804,037	California Pizza Kitchen, Inc. *	17,270,715
1,400,000	Six Flags, Inc. *	8,526,000
1,900,000	Yum! Brands, Inc.	62,168,000
		--------------
		87,964,715
		--------------
	Consumer Discretionary - Media - 1.46%
1,175,000	Comcast Corporation *	33,041,000
		--------------
	Consumer Discretionary - Retail - 5.87%
1,050,000	Bed Bath & Beyond Inc. *	37,789,500
100,000	Best Buy Co., Inc.	4,667,000
2,050,000	O'Reilly Automotive, Inc. *	74,927,500
864,100	Sally Beauty Company, Inc. *	7,776,900
350,000	United Auto Group, Inc.	7,451,500
		--------------
		132,612,400
		--------------
	Consumer Staples - Food
	& Staple Retail - 2.31%
1,200,000	Walgreen Co.	52,248,000
		--------------
	Consumer Staples - Food, Beverage
	& Tobacco - 2.53%
2,354,800	Constellation Brands, Inc. - Class A *	57,174,544
		--------------
	Energy - 8.69%
850,000	Apache Corporation	69,351,500
351,300	Inergy, L.P.	12,717,060
230,000	Kayne Anderson Energy Development Company	5,791,400
700,000	Kayne Anderson Energy Total Return Fund, Inc.	20,265,000
700,000	Kayne Anderson MLP Investment Company	23,247,000
1,249,354	Kinder Morgan Management, LLC *	64,841,478
		--------------
		196,213,438
		--------------
	Financials - Banks - 5.00%
1,300,000	Bank Mutual Corporation	14,989,000
2,054,126	Marshall & Ilsley Corporation	97,838,021
		--------------
		112,827,021
		--------------
	Financials - Diversified - 8.49%
1,096,000	Affiliated Managers Group, Inc. *	141,120,960
800,000	American Express Company	48,944,000
50,000	Leucadia National Corporation	1,762,500
		--------------
		191,827,460
		--------------
	Financials - Insurance - 10.58%
1,155	Berkshire Hathaway Inc. - Class A *	126,443,625
710,800	Mercury General Corporation	39,172,188
180,000	Philadelphia Consolidated Holding Corp. *	7,524,000
2,024,312	W.R. Berkley Corporation	65,871,112
		--------------
		239,010,925
		--------------
	Health Care - Equipment - 2.15%
936,196	Medtronic, Inc.	48,551,125
		--------------
	Health Care - Pharmaceuticals
	& Biotechnology - 2.82%
1,230,688	Thermo Fisher Scientific Inc. *	63,651,183
		--------------
	Health Care - Services - 5.49%
801,087	Cardinal Health, Inc.	56,588,786

1,250,000	DaVita, Inc. *	67,350,000
		--------------
		123,938,786
		--------------
	Industrials - Capital Goods - 13.28%
400,000	Chicago Bridge & Iron Company N.V.	15,096,000
600,000	General Dynamics Corporation	46,932,000
1,130,600	Oshkosh Truck Corporation	71,137,352
1,500,000	Pentair, Inc.	57,855,000
1,950,000	Tyco International Ltd.	65,890,500
325,000	W.W. Grainger, Inc.	30,241,250
350,000	Westinghouse Air Brake
	Technologies Corporation	12,785,500
		--------------
		299,937,602
		--------------
	Industrials - Commerical Services
	& Supplies - 3.37%
1,150,000	Brady Corporation	42,711,000
500,000	Cintas Corporation	19,715,000
450,000	Copart, Inc. *	13,765,500
		--------------
		76,191,500
		--------------
	Industrials - Transportation - 0.64%
700,000	Heartland Express, Inc.	11,410,000
100,000	J.B. Hunt Transport Services, Inc.	2,932,000
		--------------
		14,342,000
		--------------
	Information Technology - Hardware
	& Equipment - 4.15%
700,000	CDW Corporation	59,479,000
1,200,000	Dell Inc. *	34,260,000
		--------------
		93,739,000
		--------------
	Information Technology - Software
	& Services - 1.35%
950,000	Hewitt Associates, Inc. *	30,400,000
		--------------
	Materials - 3.97%
900,000	Bemis Company, Inc.	29,862,000
1,331,901	CEMEX, S.A.B. de C.V.	49,147,150
355,300	STEPAN COMPANY	10,758,484
		--------------
		89,767,634
		--------------
	Telecommunication Services - 0.57%
2,200,000	Level 3 Communications, Inc. *	12,870,000
		--------------
TOTAL Common Stocks	(COST: $ 1,165,455,692)	2,104,460,133
		--------------

SHORT-TERM INVESTMENTS - 6.85%
	Commercial Paper - 6.67%
$ 900,000	Chevron Phillips Chemical Company LLC
	07/02/07, 5.50%	900,000
7,000,000	Prudential Financial, Inc. 07/02/07, 5.26%	7,000,000
4,000,000	Verizon Communications Inc. 07/02/07, 5.32%	4,000,000
4,625,000	SABMiller plc 07/03/07, 5.36%	4,624,311
5,000,000	Time Warner Inc. 07/05/07, 5.34%	4,997,775
3,700,000	Fiserv, Inc. 07/06/07, 5.33%	3,697,809
2,206,000	SABMiller plc 07/06/07, 5.40%	2,204,676
6,000,000	Fortune Brands, Inc. 07/09/07, 5.30%	5,993,816
4,035,000	Kraft Foods Inc. 07/10/07, 5.38%	4,030,176
3,025,000	Fiserv, Inc. 07/11/07, 5.33%	3,020,969
4,525,000	General Mills, Inc. 07/12/07, 5.28%	4,518,364
8,000,000	General Mills, Inc. 07/12/07, 5.33%	7,988,156
2,885,000	SABMiller plc 07/13/07, 5.36%	2,880,275
3,500,000	Travelers Companies Inc. (The) 07/13/07, 5.28%	3,494,353
6,425,000	Walt Disney Company (The) 07/16/07, 5.36%	6,411,607
3,800,000	Fiserv, Inc. 07/17/07, 5.33%	3,791,561
4,750,000	Fiserv, Inc. 07/18/07, 5.35%	4,738,706
4,000,000	General Mills, Inc. 07/18/07, 5.32%	3,990,542
3,060,000	Fiserv, Inc. 07/19/07, 5.35%	3,052,269
3,495,000	Kraft Foods Inc. 07/20/07, 5.32%	3,485,703
1,350,000	Fiserv, Inc. 07/23/07, 5.35%	1,345,787
4,000,000	Travelers Companies Inc. (The) 07/24/07, 5.30%	3,987,044
4,500,000	Time Warner Cable Inc. 07/25/07, 5.38%	4,484,533
3,950,000	Barclays U.S. Funding Corp. 7/27/07, 5.235%	3,935,640
3,150,000	Fortune Brands, Inc. 07/30/07, 5.30%	3,137,015
2,700,000	John Deere Capital Corporation 08/01/07, 5.22%	2,688,255

5,000,000	Fortune Brands, Inc. 08/02/07, 5.30%	4,977,181
5,020,000	Walt Disney Company (The) 08/03/07, 5.27%	4,996,484
5,050,000	Walt Disney Company (The) 08/03/07, 5.27%	5,026,343
5,200,000	Starbucks Corporation 08/06/07, 5.37%	5,172,852
1,825,000	Starbucks Corporation 08/07/07, 5.35%	1,815,236
5,000,000	General Mills, Inc. 08/10/07, 5.30%	4,971,292
2,275,000	Starbucks Corporation 08/13/07, 5.35%	2,260,800
7,000,000	Fortune Brands, Inc. 08/20/07, 5.33%	6,949,217
6,650,000	Starbucks Corporation 08/21/07, 5.33%	6,600,772
3,600,000	Barclays U.S. Funding Corp. 08/23/07, 5.24%	3,572,752
		--------------
		150,742,271
		--------------
	Variable Rate Security - 0.18%
4,087,141	Wisconsin Corporate Central Credit Union
	07/02/07, 4.99%	4,087,141
		--------------
TOTAL Short-term Investments	(COST: $ 154,829,412)	154,829,412
		--------------

TOTAL SECURITY HOLDINGS - 100.02%		2,259,289,545
		--------------

LIABILITIES, NET OF OTHER ASSETS - (0.02)%		(521,906)
		--------------
TOTAL NET ASSETS		$2,258,767,639
		--------------
		--------------

% OF NET ASSETS
* NON-INCOME PRODUCING

As of June 30, 2007, investment cost for federal tax purposes was $1,320,238,506 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$945,096,778
Unrealized depreciation	(6,045,739)
------------
Net unrealized appreciation	$939,051,039
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Fund, Inc. By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 08/29/2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 08/29/2007 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 08/29/2007